Restricted Cash - Summary of Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023
Restricted Cash And Cash Equivalent [Abstract]
Restricted cash, current	$ 1,977	$ 1,692	$ 1,593	$ 1,087
Restricted cash, non-current	340	1,189	$ 367	$ 1,150
Total restricted cash	$ 2,317	$ 2,881